Subsequent Events	3 Months Ended
Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
19.
SUBSEQUENT EVENTS

Subsequent to March 31, 2025, the Group had the following significant events:

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In April 2025, the Group exercised its options for Ship XXI and Ship XXII, which are both scheduled for delivery in 2031. Accordingly, the Group entered into shipbuilding contracts, subject to certain financing and other conditions.
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In April 2025, the Group entered into option agreements for two additional ocean ships for delivery in 2033, which have an exercise date of July 30, 2027.
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In April 2025, the Group entered into a charter agreement for an 80-berth river vessel traveling through India for the 2027 through 2035 sailing seasons. The Group has an option to extend the charter for three additional seasons. The contractual payments for the initial term of nine seasons are $29.2 million, which includes payments for both lease and non-lease components.
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In April 2025, the Group entered into a contract for a portion of its river fuel usage in Europe for the 2026 season. The contract prices are fixed for 20,000 cubic meters and depend on the place of delivery ranging from $60.30 to $74.20 per 100 liters excluding taxes.
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In May 2025, the Group repaid the 2025 VCL Notes at their maturity.